SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS
NOTE 16:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest on bank deposits	$5	$3	$32
Change in fair value of forward contracts	-	-	141

	5	3	173
Financial expenses:
In respect of bank loans, bank fees, convertible note and liability to Dimex Systems	(681)	(1,251)	(1,039)
Inducement and related cost (Note 12)	-	(760)	-
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	-	(86)	-
Change in fair value of forward contracts	(34)	(44)
Other (mainly foreign currency transaction losses)	(71)	(103)	(95)

	(786)	(2,244)	(1,134)

	$(781)	$(2,241)	$(961)

b.	Net earnings (loss) per share:

1.	Numerator:
	Numerator for basic and diluted net Earnings (loss) per share:
	Income (loss) from continuing operations	$(549)	$(3,214)	$171
	Loss from discontinued operations	-	-	(806)

	Net loss available to ordinary shareholders	$(549)	$(3,214)	$(635)

2.	Denominator (in thousands):

	Basic weighted average ordinary shares outstanding (in thousands)	1,118	705	656
	Diluted weighted average ordinary shares outstanding (in thousands)	1,118	705	690
	Basic and diluted net earnings (loss) per share from continuing operations	$(0.49)	$(4.56)	$0.28
	Basic and diluted net earnings (loss) per share from discontinued operations	$-	$-	$(1.24)
	Basic and diluted net loss per share	$(0.49)	$(4.56)	$(0.96)